Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenue	€ 25,129	€ 23,241	[1]	€ 21,653	[1]
Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	25,129	€ 23,241		€ 21,653
Acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	458
Profit before tax for the financial year	18
CRH Group excluding acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	24,925
Profit before tax for the financial year	2,113
Pro-forma consolidated Group | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	25,383
Profit before tax for the financial year	€ 2,131

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.